Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 97.3%
Aerospace & Defense – 2.1%
AAR Corp*	416,047	$24,767,278
AerSale Corp*	1,581,420	23,626,415
		48,393,693
Auto Components – 1.3%
Adient PLC*	411,664	15,108,069
Dorman Products Inc*	207,593	15,727,246
		30,835,315
Banks – 14.9%
Ameris Bancorp	1,090,640	41,869,670
Cadence Bank	1,869,782	39,676,774
Eastern Bankshares Inc	2,503,996	31,400,110
Enterprise Financial Services Corp	296,169	11,106,338
FB Financial Corp	816,063	23,143,547
First Busey Corp	796,634	15,311,305
First Interstate BancSystem Inc - Class A	1,531,406	38,193,266
Fulton Financial Corp	2,397,704	29,036,195
Hancock Whitney Corp	642,581	23,769,071
OFG Bancorp	446,402	13,329,564
Simmons First National Corp - Class A	1,288,764	21,857,437
United Community Banks Inc/GA	1,625,424	41,302,024
WSFS Financial Corp	466,585	17,030,352
		347,025,653
Beverages – 1.4%
Coca-Cola Consolidated Inc	51,644	32,862,110
Biotechnology – 0.2%
Anika Therapeutics Inc*	288,294	5,370,917
Building Products – 2.1%
Gibraltar Industries Inc*	372,031	25,115,813
Masonite International Corp*	265,004	24,703,673
		49,819,486
Capital Markets – 3.9%
Artisan Partners Asset Management Inc	885,037	33,118,085
Piper Jaffray Cos	318,546	46,287,919
WisdomTree Investments Inc	1,573,796	11,016,572
		90,422,576
Chemicals – 1.2%
Innospec Inc	278,300	28,442,260
Commercial Services & Supplies – 2.7%
Boyd Group Services Inc	231,068	41,094,068
UniFirst Corp/MA	132,431	21,587,577
		62,681,645
Construction & Engineering – 1.5%
Comfort Systems USA Inc	197,685	33,687,501
Construction Materials – 1.3%
Eagle Materials Inc	187,348	31,197,189
Diversified Financial Services – 1.2%
EVERTEC Inc	738,993	27,475,760
Electrical Equipment – 1.7%
Encore Wire Corp	215,749	39,365,563
Electronic Equipment, Instruments & Components – 4.3%
Fabrinet*	232,756	38,781,805
Insight Enterprises Inc*	307,205	44,698,327
Rogers Corp*	133,302	17,525,214
		101,005,346
Energy Equipment & Services – 3.9%
ChampionX Corp	1,918,048	68,320,870
Weatherford International PLC*	248,702	22,465,252
		90,786,122
Food & Staples Retailing – 1.4%
Casey's General Stores Inc	117,739	31,968,493
Food Products – 1.2%
Nomad Foods Ltd*	1,775,731	27,026,626
Gas Utilities – 0.5%
ONE Gas Inc	155,012	10,584,219
Health Care Equipment & Supplies – 4.0%
Embecta Corp	1,415,428	21,302,191
Envista Holdings Corp*	1,032,404	28,783,424
Globus Medical Inc*	543,531	26,986,314

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Varex Imaging Corp*	876,107	$16,462,051
		93,533,980
Health Care Providers & Services – 2.7%
Amedisys Inc*	123,990	11,580,666
Enhabit Inc*	1,371,996	15,434,955
Owens & Minor Inc*	2,217,957	35,842,185
		62,857,806
Health Care Real Estate Investment Trusts (REITs) – 1.3%
Physicians Realty Trust	2,370,644	28,898,150
Household Durables – 2.7%
M/I Homes Inc*	357,170	30,016,567
Meritage Homes Corp	185,956	22,759,155
Skyline Champion Corp*	158,715	10,113,320
		62,889,042
Industrial Real Estate Investment Trusts (REITs) – 2.5%
STAG Industrial Inc	1,714,954	59,183,063
Information Technology Services – 0.2%
Perficient Inc*	79,997	4,628,626
Insurance – 3.3%
Axis Capital Holdings Ltd	497,035	28,017,863
Hanover Insurance Group Inc	282,784	31,383,368
Selective Insurance Group Inc	167,035	17,233,001
		76,634,232
Machinery – 5.1%
Helios Technologies Inc	237,133	13,156,139
Hillenbrand Inc	1,128,169	47,732,830
Lincoln Electric Holdings Inc	199,278	36,226,748
Terex Corp	393,004	22,644,890
		119,760,607
Marine – 1.9%
Kirby Corp*	543,913	45,035,996
Metals & Mining – 3.3%
Commercial Metals Co	892,368	44,091,903
TimkenSteel Corp*	1,539,362	33,434,943
		77,526,846
Multiline Retail – 1.0%
Ollie's Bargain Outlet Holdings Inc*	309,862	23,915,149
Multi-Utilities – 2.0%
Black Hills Corp	921,987	46,643,322
Office Real Estate Investment Trusts (REITs) – 0.3%
Corporate Office Properties Trust	298,727	7,118,664
Oil, Gas & Consumable Fuels – 6.5%
Gulfport Energy Corp*	294,149	34,903,720
Magnolia Oil & Gas Corp	1,912,910	43,824,768
Oasis Petroleum Inc	454,344	73,635,532
		152,364,020
Pharmaceuticals – 0.7%
Pacira Pharmaceuticals Inc*	491,983	15,094,038
Professional Services – 1.1%
WNS Holdings Ltd (ADR)*	370,252	25,347,452
Real Estate Management & Development – 0.8%
Cushman & Wakefield PLC*	2,557,361	19,487,091
Retail Real Estate Investment Trusts (REITs) – 1.0%
Phillips Edison & Co Inc	682,935	22,905,640
Semiconductor & Semiconductor Equipment – 1.5%
Diodes Inc*	151,663	11,957,111
Ultra Clean Holdings Inc*	729,351	21,639,844
		33,596,955
Software – 0.3%
Olo Inc - Class A*	1,040,196	6,303,588
Specialized Real Estate Investment Trusts (REITs) – 1.4%
National Storage Affiliates Trust	389,524	12,363,492
PotlatchDeltic Corp	456,289	20,710,958
		33,074,450
Specialty Retail – 1.5%
Academy Sports & Outdoors Inc	746,235	35,274,528
Textiles, Apparel & Luxury Goods – 2.0%
Steven Madden Ltd	901,076	28,627,185
Under Armour Inc*	2,736,087	18,742,196
		47,369,381
Trading Companies & Distributors – 3.4%
GATX Corp	206,005	22,419,524
H&E Equipment Services Inc	568,236	24,542,113

Shares or Principal Amounts		Value
Common Stocks– (continued)
Trading Companies & Distributors– (continued)
MSC Industrial Direct Co Inc	338,480	$33,221,812
		80,183,449
Total Common Stocks (cost $1,887,804,399)		2,268,576,549
Investment Companies– 0.8%
Exchange-Traded Funds (ETFs) – 0.8%
SPDR S&P Biotech#((cost $20,978,672)	252,511	18,438,353
Repurchase Agreements– 1.8%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 9/29/23, maturing 10/2/23 to be repurchased at $22,609,982 collateralized by $24,323,356 in U.S. Treasuries 0% - 4.5000%, 10/5/23 - 2/15/53 with a value of $23,062,188	$22,600,000	22,600,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2600%, dated 9/29/23, maturing 10/2/23 to be repurchased at $20,008,767 collateralized by $21,311,020 in U.S. Treasuries 0.2500% - 3.6250%, 5/31/25 - 3/31/28 with a value of $20,408,947	20,000,000	20,000,000
Total Repurchase Agreements (cost $42,600,000)		42,600,000
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	7,596,698	7,596,698
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 10/2/23	$1,874,794	1,874,794
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,471,492)		9,471,492
Total Investments (total cost $1,960,854,563) – 100.3%		2,339,086,394
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(7,489,478)
Net Assets – 100%		$2,331,596,916

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,245,618,248	96.0%
Canada	41,094,068	1.8
United Kingdom	27,026,626	1.1
India	25,347,452	1.1

Total	$2,339,086,394	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/23
Common Stocks - 0.0%
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	$-	$1,474,903	$(5,761,302)	$	N/A
Hotels, Restaurants & Leisure - N/A
Century Casinos Inc*	-	(5,168,375)	1,742,383		-
Total Common Stocks	$-	$(3,693,472)	$(4,018,919)		$-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	94,788∆	-	-		7,596,698
Total Affiliated Investments - 0.3%	$94,788	$(3,693,472)	$(4,018,919)		$7,596,698

(1) For securities that were affiliated for a portion of the period ended September 30, 2023, this column reflects amounts for the entire period ended September 30, 2023 and not just the period in which the security was affiliated.

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Common Stocks - 0.0%
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	25,663,464	-	(4,915,014)	16,462,051
Hotels, Restaurants & Leisure - N/A
Century Casinos Inc*	14,376,470	-	(10,950,478)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	13,164,153	28,884,162	(34,451,617)	7,596,698

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,268,576,549	$-	$-
Investment Companies	18,438,353	-	-
Repurchase Agreements	-	42,600,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,471,492	-
Total Assets	$2,287,014,902	$52,071,492	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70292 11-23